IFRS 9 Financial Instruments & IFRS 15 Revenue from Contracts with Customers - Impact of Adoption (Schedule Of Adjustments To Statement Of Operations And Comprehensive Loss) (Details) - USD ($)
$ in Thousands
		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of reclassifications or changes in presentation [line items]
Revenues		$ 33,896	$ 48,115	[1]
Cost of sales		25,171	36,437	[1]
Gross profit		8,725	11,678	[1]
Operating expenses
Selling, general and administrative expenses		11,613	13,626	[1]
Research and product development expenses		7,486	6,376	[1]
Total operating expenses		19,099	20,002	[1]
Loss from operations		(10,374)	(8,324)	[1]
Loss from joint ventures		(1,637)	(334)	[1]
Finance income (loss)
Interest expense, net on financial instruments measured at amortized cost		(1,469)	(1,812)	[1]
Foreign currency gains net	[2]	144	635	[1]
Other finance gains (losses), net		297	(931)	[1]
Finance loss, net		(1,028)	(2,108)	[1]
Loss before income taxes		(13,039)	(10,766)	[1]
Income tax expense		300		[1]
Profit (loss)		(13,339)	(10,766)	[1]
Items that will not be reclassified subsequently to net loss:
Re-measurement of actuarial liability		70	98	[1]
Items that may be reclassified subsequently to net loss
Exchange differences on translating foreign operations		(940)	1,714	[1]
Total comprehensive income		$ (14,209)	(8,954)	[1]
IFRS 15 [member]
Disclosure of reclassifications or changes in presentation [line items]
Revenues			48,115
Cost of sales			36,437
Gross profit			11,678
Operating expenses
Selling, general and administrative expenses			13,626
Research and product development expenses			6,376
Total operating expenses			20,002
Loss from operations			(8,324)
Loss from joint ventures			(334)
Finance income (loss)
Interest expense, net on financial instruments measured at amortized cost			(1,812)
Foreign currency gains net			635
Other finance gains (losses), net			(931)
Finance loss, net			(2,108)
Loss before income taxes			(10,766)
Profit (loss)			(10,766)
Items that will not be reclassified subsequently to net loss:
Re-measurement of actuarial liability			98
Items that may be reclassified subsequently to net loss
Exchange differences on translating foreign operations			1,714
Total comprehensive income			(8,954)
Previously reported [member] | IFRS 15 [member]
Disclosure of reclassifications or changes in presentation [line items]
Revenues			48,052
Cost of sales			36,632
Gross profit			11,420
Operating expenses
Selling, general and administrative expenses			13,742
Research and product development expenses			6,376
Total operating expenses			20,118
Loss from operations			(8,698)
Loss from joint ventures			(334)
Finance income (loss)
Interest expense, net on financial instruments measured at amortized cost			(1,812)
Foreign currency gains net			635
Other finance gains (losses), net			(931)
Finance loss, net			(2,108)
Loss before income taxes			(11,140)
Profit (loss)			(11,140)
Items that will not be reclassified subsequently to net loss:
Re-measurement of actuarial liability			98
Items that may be reclassified subsequently to net loss
Exchange differences on translating foreign operations			1,703
Total comprehensive income			(9,339)
Remeasurements [member] | IFRS 15 [member]
Disclosure of reclassifications or changes in presentation [line items]
Revenues			63
Cost of sales			(195)
Gross profit			258
Operating expenses
Selling, general and administrative expenses			(116)
Total operating expenses			(116)
Loss from operations			374
Finance income (loss)
Loss before income taxes			374
Profit (loss)			374
Items that may be reclassified subsequently to net loss
Exchange differences on translating foreign operations			11
Total comprehensive income			$ 385

[1]	Restated (Note 5)
[2]	Foreign currency gains (losses) include a gain of $223 on borrowings for the year ended December 31, 2018 (2017 - loss of $223).